Subsequent Events (Details) - 2019 Plan		4 Months Ended	12 Months Ended
	Dec. 18, 2020 Options	Apr. 15, 2021 tranche Options USD ($)	Dec. 31, 2020 Options USD ($)
Subsequent Event
RSUs granted | $			1,585,100
Number of options granted | Options			154,925
RSUs
Subsequent Event
RSUs granted | Options	300,000
RSUs | Management | Grant of RSUs
Subsequent Event
RSUs granted | $		59,488
Options | Management | Grant of Options
Subsequent Event
Number of options granted | Options		15,000
Vesting in three tranches | RSUs | Management | Grant of RSUs
Subsequent Event
RSUs granted | $		30,000
Number of tranches		3
Vesting period		3 years
Vesting in three tranches | Options | Management | Grant of Options
Subsequent Event
Number of tranches		3
Vesting period		3 years
Vesting in four tranches | RSUs | Management | Grant of RSUs
Subsequent Event
RSUs granted		29,488
Number of tranches		4
Vesting period		4 years